Income Taxes (Location of Net Deferred Tax Assets and Liabilities Included in Consolidated Balance Sheets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Income Tax Disclosure [Abstract]
Current assets - Deferred income taxes		¥ 40,940
Other assets - Deferred income taxes	¥ 98,958	97,639
Current liabilities - Other		(5,330)
Long-term liabilities - Deferred income taxes	(432,824)	(450,926)
Net deferred tax liabilities	¥ (333,866)	¥ (317,677)